Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Financial Assets in Guarantee (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of financial assets in guarantee [line items]
Financial assets in guarantee	$ 2,007,217	$ 1,921,219	$ 2,699,392
Securities pledged as collecteral for repo transactions [member]
Disclosure of financial assets in guarantee [line items]
Financial assets in guarantee			1,087,596
Special guarantees accounts Argentine Central Bank [member]
Disclosure of financial assets in guarantee [line items]
Financial assets in guarantee	1,357,904	1,262,755	986,414
Deposits in guarantee [member]
Disclosure of financial assets in guarantee [line items]
Financial assets in guarantee	$ 649,313	$ 658,464	$ 625,382